Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund
Touchstone International Small Cap Fund

August 23, 2013

TOUCHSTONE STRATEGIC TRUST

Touchstone International Small Cap Fund

Supplement to the Prospectus, Summary Prospectus and

Statement of Additional Information Dated October 30, 2012

Notice of Changes to the Touchstone International Small Cap Fund

At a meeting held on August 22, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”), determined that it was consistent with the ongoing interests of shareholders of the Touchstone International Small Cap Fund (the “Fund”) to adjust the Fund's current expense limitation for only Institutional Class shares.  The Board believes that the adjustment will better align the expense limitation with the Fund's underlying costs and improve share class pricing consistency across all Touchstone Funds.  Therefore, the Board unanimously approved an amendment to the expense limitation agreement between the Fund's advisor, Touchstone Advisors, Inc. (the “Advisor”), and the Trust.  The current expense limitation, which limits annual fund operating expenses on Institutional Class shares to 1.05%, will expire on April 17, 2014.  Effective October 30, 2013 the Advisor has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.18% for Institutional Class shares.  This amended expense limitation will take effect upon the expiration of the current expense limitation and will remain in effect until at least October 30, 2014, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund's shareholders. The Advisor is entitled to recoup, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.